Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for loan and lease losses	$ 1,170	$ 1,085
Compensation related issues	433	273
Deferred loan fees		6
Nonaccrual interest	55	45
Net operating loss carryforward	432	467
Operating lease liabilities	412
Other		40
Gross deferred tax assets	2,502	1,916
Deferred tax liabilities:
FHLB stock dividend	226	226
Deferred loan costs	7
Depreciation	73	82
Operating lease right-of-use assets	374
Other	36
Prepaid expenses	65	48
Deferred tax liabilities	781	356
Net deferred tax asset	$ 1,721	$ 1,560